Schedule of condensed statements of loss and comprehensive loss (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 GBP (£)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)
Condensed Financial Statements, Captions [Line Items]
Employee compensation and benefits	$ (1,880,325)	£ (1,370,381)	£ (1,148,814)	£ (1,107,518)
General and administrative expenses	(1,466,567)	(1,068,834)	(820,771)	(943,827)
Other income (expenses):
Other income	524,215	382,048	65,426	88,992
Exchange loss, net	(109,968)	(80,145)	(13,664)	(17,183)
Total other expenses, net	(462,135)	(336,804)	(873,398)	(550,756)
Loss before income tax expense	(2,847,879)	(2,075,534)	(1,106,493)	(2,107,543)
Income tax expense			(2,512)	(176,923)
Net loss	(2,847,879)	(2,075,534)	(1,109,005)	(2,284,466)
Total comprehensive loss	(3,145,543)	(2,292,472)	(1,202,041)	(2,025,763)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Employee compensation and benefits	(33,682)	(24,549)
General and administrative expenses	(233,497)	(170,173)	(46,726)	(16,096)
Other income (expenses):
Other income	1	1
Interest expense	(167,958)	(122,408)
Exchange loss, net	(14,495)	(10,563)
Total other expenses, net	(182,452)	(132,970)
Loss before income tax expense	(449,631)	(327,692)	(46,726)	(16,096)
Income tax expense
Net loss	(449,631)	(327,692)	(46,726)	(16,096)
Foreign currency translation	(1,042,396)	(759,698)	(96)	828
Total comprehensive loss	$ (1,492,027)	£ (1,087,390)	£ (46,822)	£ (15,268)